Non-controlling Interests (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	$ 18,501,066	$ 21,624,399	$ 19,717,455
Aguas CCU-Nestle Chile S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	7,814,358	8,377,672	7,052,867
Vina San Pedro Tarapaca S.A [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	6,223,423	9,887,477	9,182,843
Cerveceria Kunstmann S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	1,979,976	1,636,906	1,267,335
Manantial S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	0	0	861,072
Compañía Pisquera de Chile S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	954,046	790,152	592,506
Saenz Briones Cia. S.A.I.C. [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	33,027	11,184	128,407
Distribuidora del Paraguay S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	906,728	255,683	1,144,911
Bebidas del Paraguay S.A. y Distribuidora del Paraguay S.A.
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	580,406	576,986	(486,790)
Los Huemules S.R.L. [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	0	0	(45,370)
Other subsidiaries [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	$ 9,102	$ 88,339	$ 19,674